INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about intangible assets [text block]
Acquired
Software

Balance, December 31, 2018	$-
Additions	1,518
Amortization	(543)
Balance December 31, 2019	$975